As filed with the U.S. Securities and Exchange Commission on August 8, 2013

File No. 333-123467

File No. 811-21732

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 25	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 27

(Check appropriate box or boxes.)

MERCER FUNDS

(Exact Name of Registrant as Specified in Charter)

99 High Street, Boston, MA	02110
(Address of Principal Executive Office)	(Zip Code)

Registrant’s Telephone Number, including Area Code (617) 747-9500

Scott M. Zoltowski, Esquire

Mercer Investment Management, Inc.

(formerly, Mercer Global Investments, Inc.)

99 High Street

Boston MA 02110

(Name and Address of Agent for Service)

Please send copies of all communications to:

Trayne S. Wheeler, Esquire

K&L Gates LLP, One Lincoln Street

Boston, Massachusetts 02111-2950

(617) 951-9068

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on [Date] pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on [Date] pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on [Date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the 1933 Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 8th day of August, 2013.

MERCER FUNDS

By:	/s/ Scott M. Zoltowski
Scott M. Zoltowski
Vice President, Chief Legal Officer, and Secretary

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

Harrison M. Bains, Jr. * Harrison M. Bains, Jr.	Trustee	August 8, 2013

Adela M. Cepeda * Adela M. Cepeda	Trustee	August 8, 2013

Gail A. Schneider * Gail A. Schneider	Trustee	August 8, 2013

Richard L. Nuzum * Richard L. Nuzum	Trustee and President and Chief Executive Officer	August 8, 2013

/s/ Richard S. Joseph Richard S. Joseph	Principal Accounting Officer and Treasurer	August 8, 2013

* By:	/s/ Scott M. Zoltowski

Scott M. Zoltowski, Attorney-in-Fact

(Pursuant to Power of Attorney, incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant’s Registration Statement filed with the SEC via EDGAR on October 12, 2012)

EXHIBIT LIST

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase